LORD ABBETT INVESTMENT TRUST

Lord Abbett Core Fixed Income Fund

Lord Abbett High Yield Fund

Lord Abbett Total Return Fund

(Class A, B, C, F, I, P, R2 & R3 Shares)

Supplement Dated November 16, 2007 to the

Prospectus Dated September 14, 2007

The following information supplements the information in the “Additional Investment Information” section of the Prospectus:

Senior Loans. Each of the Core Fixed Income Fund, the High Yield Fund, and the Total Return Fund may invest up to 10% of its net assets in floating or adjustable rate senior loans. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities (“Borrowers”). The interest rates on senior loans are periodically adjusted to a generally recognized base rate such as the London Interbank Offered Rate (“LIBOR”) or the prime rate as set by the Federal Reserve (“Prime Rate”). Senior loans typically are secured by specific collateral of the Borrower and hold the most senior position in the Borrower’s capital structure or share the senior position with the Borrower’s other senior debt securities. This capital structure position generally gives holders of senior loans a priority claim on some or all of the Borrower’s assets in the event of default. Senior loans are subject to increased credit and liquidity risks. The prices of senior loans also may be adversely affected by supply-demand imbalances caused by conditions within the senior loan market or in other markets that have an impact on the value of senior loans. The frequency and magnitude of such changes cannot be predicted.

The High Yield Fund and the Total Return Fund may invest primarily in senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be the equivalent of below investment grade securities. Below investment grade senior loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market.

LORD ABBETT INVESTMENT TRUST

Lord Abbett Diversified Income Strategy Fund

Lord Abbett Balanced Strategy Fund

Lord Abbett Diversified Equity Strategy Fund

Lord Abbett Growth & Income Strategy Fund

(Class A, B, C, F, I, P, R2 & R3 Shares)

Supplement Dated November 16, 2007 to the

Prospectus Dated September 14, 2007

The following information supplements the information in the “Additional Investment Information” section of the Prospectus:

Senior Loans. Certain of the underlying funds may invest in floating or adjustable rate senior loans. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities (“Borrowers”). The interest rates on senior loans are periodically adjusted to a generally recognized base rate such as the London Interbank Offered Rate (“LIBOR”) or the prime rate as set by the Federal Reserve (“Prime Rate”). Senior loans typically are secured by specific collateral of the Borrower and hold the most senior position in the Borrower’s capital structure or share the senior position with the Borrower’s other senior debt securities. This capital structure position generally gives holders of senior loans a priority claim on some or all of the Borrower’s assets in the event of default. Senior loans are subject to increased credit and liquidity risks. The prices of senior loans also may be adversely affected by supply-demand imbalances caused by conditions within the senior loan market or in other markets that have an impact on the value of senior loans. The frequency and magnitude of such changes cannot be predicted.

In accordance with their investment objectives and policies, certain of the underlying funds may invest primarily in senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be the equivalent of below investment grade securities. Below investment grade senior loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market.

LORD ABBETT INVESTMENT TRUST

Lord Abbett Balanced Strategy Fund

Lord Abbett Diversified Equity Strategy Fund

Lord Abbett Diversified Income Strategy Fund

Lord Abbett Growth & Income Strategy Fund

Lord Abbett Core Fixed Income Fund

Lord Abbett High Yield Fund

Lord Abbett Total Return Fund

(Class A, B, C, F, I, P, R2 & R3 Shares)

Supplement Dated November 16, 2007 to the

Statement of Additional Information Dated September 14, 2007

The following subsection supplements the section of the Statement of Additional Information entitled “Investment Policies – Additional Information on Portfolio Risks, Investments, and Techniques”:

Senior Loans. Each of the Core Fixed Income Fund, the High Yield Fund, and the Total Return Fund may invest up to 10% of its net assets in senior loans. Certain of the Strategic Allocation Funds’ underlying funds may invest up to 10% of their net assets in senior loans. A senior loan is typically originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the senior loan on behalf of the other Loan Investors in the syndicate. In addition, an institution, typically but not always the Agent, holds any collateral on behalf of the Loan Investors.

Senior loans primarily include senior floating rate loans and secondarily senior floating rate debt obligations (including those issued by an asset-backed pool), and interests therein. Loan interests primarily take the form of assignments purchased in the primary or secondary market. Loan interests may also take the form of participation interests in, or novations of, a senior loan. Such loan interests may be acquired from U.S. or foreign commercial banks, insurance companies, finance companies or other financial institutions who have made loans or are Loan Investors or from other investors in loan interests.

Each Fund typically purchases “Assignments” from the Agent or other Loan Investors. The purchaser of an Assignment typically succeeds to all the rights and obligations under the Loan Agreement of the assigning Loan Investor and becomes a Loan Investor under the Loan Agreement with the same rights and obligations as the assigning Loan Investor.

Each Fund also may invest in “Participations.” Participations by a Fund in a Loan Investor’s portion of a senior loan typically will result in such Fund having a contractual relationship only with such Loan Investor, not with the Borrower. As a result, such Fund may have the right to receive payments of principal, interest and any fees to which it is entitled only from the Loan Investor selling the Participation and only upon receipt by such Loan Investor of such payments from the Borrower. In connection with purchasing Participations, such Fund generally will have no right to enforce compliance by the Borrower with the terms of the loan agreement, nor any rights with respect to any funds acquired by other Loan Investors through set-off against the Borrower and such Fund may not directly benefit from the collateral supporting the senior loan in which it has purchased the Participation. As a result, such Fund may assume the credit risk of both the Borrower and the Loan Investor selling the Participation. If a Loan Investor selling a Participation becomes insolvent, such Fund may be treated as a general creditor of such Loan

Investor. The selling Loan Investors and other persons interpositioned between such Loan Investors and such Fund with respect to such Participations will likely conduct their principal business activities in the banking, finance and financial services industries. Persons engaged in such industries may be more susceptible to, among other things, fluctuations in interest rates, changes in the Federal Open Market Committee’s monetary policy, governmental regulations concerning such industries and concerning capital raising activities generally and fluctuations in the financial markets generally.

Each Fund intends to acquire Participations only if the Loan Investor selling the Participation, and any other persons interpositioned between such Fund and the Loan Investor, at the time of investment has outstanding debt or deposit obligations rated investment grade (BBB or A-3 or higher by Standard & Poor’s Ratings Group (“S&P”) or Baa or P-3 or higher by Moody’s Investors Service, Inc. (“Moody’s”) or comparably rated by another nationally recognized rating agency (each a “Rating Agency”)) or determined by the investment adviser to be of comparable quality. Securities rated Baa by Moody’s have speculative characteristics. Long-term debt rated BBB by S&P is regarded by S&P as having adequate capacity to pay interest and repay principal and debt rated Baa by Moody’s is regarded by Moody’s as a medium grade obligation, i.e., it is neither highly protected nor poorly secured. Commercial paper rated A-3 by S&P indicates that S&P believes such obligations exhibit adequate protection parameters but that adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation and issues of commercial paper rated P-3 by Moody’s are considered by Moody’s to have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced.

Each Fund also may invest in prefunded Letter of Credit (“L/C”) term loans. A prefunded L/C term loan is a facility created by the Borrower in conjunction with an Agent, with the loan backed by letters of credit. Each participant in a prefunded L/C term loan fully funds its commitment amount to the agent for the facility.